Nature of Operations and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations and Significant Accounting Policies
Actuarial recohorting pre-tax impacts to comprehensive income (table)

For the year ended
December 31, 2022
(in millions)
Increase to income before taxes
Deferred acquisition costs amortization (1)	$(106.6)
Cost of reinsurance amortization (2)	4.2
Unearned revenue liability amortization (3)	32.4
Change in additional liability for certain benefit features (2)	139.7
Total increase to income before income taxes	69.7

Increase to pre-tax other comprehensive income
Deferred acquisition cost unrealized losses	(5.6)
Cost of reinsurance unrealized gains	8.7
Unearned revenue liability unrealized gains	8.5
Change in additional liability for certain benefit features unrealized gains	24.3
Total increase to pre-tax other comprehensive income	35.9

Total increase to pre-tax comprehensive income	$105.6
(1)	Reported in operating expenses.
(2)	Reported in benefits, claims and settlement expenses.
(3)	Reported in fees and other revenues.